Leases (Details) - Schedule of operating lease related activities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of operating lease related activities [Abstract]
Other assets - Right-of-Use assets	$ 6,329	$ 920
Accumulated amortization	640	261
Operating lease Right-of-Use assets, net	5,689	659
Lease liabilities – current - Accounts payable and accrued liabilities	617	203
Lease liabilities – noncurrent	5,389	499
Total operating lease liabilities	$ 6,006	$ 702
Weighted average remaining lease term in years	8 years 7 months 6 days	3 years 7 months 20 days
Weighted average annual discount rate	3.60%	11.90%
2022	$ 823
2023	833
2024	711
2025	776
2026 and onwards	3,830
Total undiscounted lease liability	6,973
Less: Imputed interest	(967)
Present value of lease liabilities	$ 6,006